Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.2%
	COMMUNICATION SERVICES — 5.9%
1,634	Alphabet, Inc. - Class A*	$4,728,715
1,634	Alphabet, Inc. - Class C*	4,753,698
29,002	IAC/InterActiveCorp*	3,829,714
7,216	Netflix, Inc.*	4,107,275
47,084	Vimeo, Inc.*	1,794,842
		19,214,244
	CONSUMER DISCRETIONARY — 12.5%
95,856	2U, Inc.*	3,549,548
3,104	Amazon.com, Inc.*	10,773,332
39,405	Five Below, Inc.*	8,385,778
100,894	Gentex Corp.	3,107,535
82,458	Grand Canyon Education, Inc.*	7,350,306
65,003	Starbucks Corp.	7,637,203
		40,803,702
	HEALTH CARE — 21.6%
29,737	Amedisys, Inc.*	5,455,253
30,445	Danaher Corp.	9,869,051
34,312	Ensign Group, Inc.	2,802,261
12,581	IDEXX Laboratories, Inc.*	8,476,575
10,539	Illumina, Inc.*	4,818,009
50,433	Neogen Corp.*	2,207,957
81,995	Oak Street Health, Inc.*	3,831,626
24,972	Teladoc Health, Inc.*	3,606,456
15,250	UnitedHealth Group, Inc.	6,348,117
31,317	Veeva Systems, Inc. - Class A*	10,396,618
27,123	West Pharmaceutical Services, Inc.	12,249,289
		70,061,212
	INDUSTRIALS — 19.0%
129,352	CoStar Group, Inc.*	10,961,288
145,963	Fastenal Co.	8,152,033
147,679	Healthcare Services Group, Inc.	3,863,283
58,303	HEICO Corp.	7,393,986
66,228	IHS Markit Ltd.[1]	7,987,097
19,961	Proto Labs, Inc.*	1,480,308
122,462	Ritchie Bros Auctioneers, Inc.[1]	7,664,897
181,991	Rollins, Inc.	7,083,090
35,919	Verisk Analytics, Inc. - Class A	7,247,017
		61,832,999
	INFORMATION TECHNOLOGY — 37.0%
42,591	Analog Devices, Inc.	6,940,203
18,790	ANSYS, Inc.*	6,865,114

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
31,698	Avalara, Inc.*	$5,696,131
57,650	Blackline, Inc.*	6,289,615
45,831	Globant S.A.*,1	14,770,415
27,531	Guidewire Software, Inc.*	3,261,322
23,692	Jack Henry & Associates, Inc.	4,178,795
60,101	Microsoft Corp.	18,143,290
81,097	National Instruments Corp.	3,391,476
39,650	NVIDIA Corp.	8,875,652
22,494	Paycom Software, Inc.*	10,997,317
35,129	salesforce.com, Inc.*	9,318,670
10,729	ServiceNow, Inc.*	6,905,614
20,451	Tyler Technologies, Inc.*	9,933,051
20,070	Visa, Inc. - Class A	4,598,037
		120,164,702
	MATERIALS — 2.2%
31,099	Ecolab, Inc.	7,008,470
	TOTAL COMMON STOCKS
	(Cost $178,497,268)	319,085,329
	SHORT-TERM INVESTMENTS — 1.8%
5,984,546	Fidelity Institutional Treasury Fund, 0.01%[2]	5,984,546
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,984,546)	5,984,546
	TOTAL INVESTMENTS — 100.0%
	(Cost $184,481,814)	325,069,875
	Liabilities Less Other Assets — (0.0)%	(66,825)
	NET ASSETS — 100.0%	$325,003,050

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.